UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21077

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II

(Exact Name of the Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it will redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of Class of Securities of PIMCO California Municipal Income Fund II (“Fund”) to be Redeemed:

Series 2051 Remarketable Variable Rate Munifund Term Preferred Shares (CUSIP – 72200M702), each with a liquidation preference of $100,000 per share (the “Series 2051 Shares”).

(2) Date(s) on Which the Securities may be Redeemed:

The Fund may redeem the Series 2051 Shares on one or more occasions during the period from November 16, 2022 to May 16, 2023.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The Series 2051 Shares are being redeemed pursuant to Section 2.6(c) of the Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate Munifund Term Preferred Shares of the Fund.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund may redeem up to 40.82% (140) of the outstanding Series 2051 Shares. Such redemption(s) will be made on a pro rata basis among the holders of such Series.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of Newport Beach and the State of California on this 17th day of October, 2022.

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II

By:	/s/ Eric D. Johnson
Name:	Eric D. Johnson
Title:	President